TAXATION - PRC operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
TAXATION
Loss before income taxes	¥ 626,508	$ 98,313	¥ (2,570,923)	¥ (175,809)
Income tax benefits (loss) computed at applicable tax rates (25%)	(156,627)	(24,578)	642,731	43,952
Non-deductible expenses	(13,116)	(2,058)	(4,117)	(23,082)
Research and development expenses	45,122	7,081	32,777	19,688
Preferential rate	14,232	2,233	26,554	20,213
Current and deferred tax rate differences	26,115	4,098	(36,391)	(8,699)
International rate differences	120,678	18,937	(711,962)	(77,066)
Tax exempted income	14,536	2,281	1,087	754
Foreign Investment	(49,815)	(7,817)	(10,263)
Unrecognized tax benefits (expenses)	(12,338)	(1,936)	(58,449)	1,728
Change in valuation allowance	(79,733)	(12,512)	6,465	25,423
Prior year provision to return true up	(22,898)	(3,593)	2,232	(8,348)
Others	(2,437)	(382)
Income tax expenses	¥ (111,407)	$ (17,482)	¥ (109,336)	¥ (5,437)